Shareholder Report, Line Graph (Details) - USD ($)				8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	92 Months Ended	96 Months Ended	104 Months Ended	108 Months Ended	120 Months Ended
		May 01, 2017	Dec. 31, 2015	Dec. 29, 2017	Dec. 31, 2025	Dec. 30, 2016	Dec. 31, 2018	Dec. 29, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2022	Dec. 31, 2021	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2024	Dec. 29, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
C000241134 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Virtus AlphaSimplex Global Alternatives Fund (Class A/GAFAX) at POP
Accumulated Value	[1],[2]		$ 10,000			$ 9,035.209924		$ 9,998.526041		$ 9,363.581191		$ 10,324.28645		$ 10,078.14395		$ 10,182.04235		$ 10,100.87178		$ 10,461.04089		$ 11,441.76347	$ 12,182.75385
C000241136 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Virtus AlphaSimplex Managed Futures Strategy Fund (Class A/AMFAX) at POP
Accumulated Value			10,000			8,912.343298		9,459.112825		8,272.378299		8,941.29727		10,127.69603		10,461.68181		14,162.03961		12,662.58467		12,212.2308	11,021.38672
FT Wilshire 5000 C000241133 Index [Member]
Account Value [Line Items]
Accumulated Value			2,500,000			2,834,312.989		3,430,423.45		3,249,746.113		4,256,170.849		5,142,632.623		6,515,539.438		5,274,879.922		6,651,541.351		8,231,901.082	9,641,900.727
FT Wilshire 5000 C000241132 Index [Member]
Account Value [Line Items]
Accumulated Value			100,000			113,372.5196		137,216.938		129,989.8445		170,246.8339		205,705.3049		260,621.5775		210,995.1969		266,061.654		329,276.0433	385,676.0291
FT Wilshire 5000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					FT Wilshire 5000 Index
Accumulated Value		$ 2,500,000	10,000	$ 2,828,775.686		11,337.25196	$ 2,679,786.599	13,721.6938	$ 3,509,698.668	12,998.98445	$ 4,240,687.582	17,024.68339	$ 5,372,805.956	20,570.53049	$ 4,349,740.575	26,062.15775	$ 5,484,955.056	21,099.51969	$ 6,788,142.039	26,606.1654	$ 7,950,847.685	32,927.60433	38,567.60291
Barclay Fund of Funds C000241131 Index [Member]
Account Value [Line Items]
Accumulated Value																							14,637.18741
Barclay Fund of Funds C000241133 Index [Member]
Account Value [Line Items]
Accumulated Value			2,500,000			2,486,363.419		2,635,041.564		2,509,230.913		2,685,134.057		2,947,077.253		3,082,628.964		2,888,141.51		3,053,317.941		3,321,096.317	3,692,369.16875
Barclay Fund of Funds C000241132 Index [Member]
Account Value [Line Items]
Accumulated Value			100,000			99,454.53678		105,401.6626		100,369.2365		107,405.3623		117,883.0901		123,305.1586		115,525.6604		122,132.7176		132,843.8527	147,694.76675
Barclay Fund of Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Barclay Fund of Funds Index
Accumulated Value			10,000			9,945.453678		10,540.16626		10,036.92365		10,740.53623		11,788.30901		12,330.51586		11,552.56604		12,213.27176		13,284.38527	14,769.47667
Credit Suisse Managed Futures Liquid C000241138 Index [Member]
Account Value [Line Items]
Accumulated Value			100,000			104,186.8555		101,839.6252		97,356.3708		92,913.93784		94,592.93967		101,688.7635		124,188.4405		116,843.2653		110,140.5733	105,688.3703
SG Trend C000241138 Index [Member]
Account Value [Line Items]
Accumulated Value			100,000			93,862.43424		95,930.48825		88,150.13168		96,282.44951		102,329.0939		111,627.8086		142,163.075		136,375.5466		139,977.2497	143,454.798
Credit Suisse Managed Futures Liquid Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Credit Suisse Managed Futures Liquid Index
Accumulated Value		2,500,000	10,000	2,584,080.162		10,418.68555	2,470,322	10,183.96252	2,357,599.64	9,735.63708	2,400,202.657	9,291.393784	2,580,252.195	9,459.293967	3,151,159.336	10,168.87635	2,964,782.751	12,418.84405	2,794,708.545	11,684.32653	2,681,738.279	11,014.05733	10,568.83703
SG Trend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					SG Trend Index
Accumulated Value		$ 2,500,000	$ 10,000	$ 2,612,527.068		$ 9,386.243424	$ 2,400,640.393	$ 9,593.048825	$ 2,622,112.22	$ 8,815.013168	$ 2,786,783.769	$ 9,628.244951	$ 3,040,020.716	$ 10,232.90939	$ 3,871,604.202	$ 11,162.78086	$ 3,713,989.299	$ 14,216.3075	$ 3,812,076.436	$ 13,637.55466	$ 3,906,782.397	$ 13,997.72497	$ 14,345.4798

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.